LOANS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable Period of Loans Past Due Transferred to Non Accrual Status	90 days
Loans and Leases Receivable Loan to Value Ratio Maximum	80.00%
Foreclosed Assets	$ 5	$ 1,438
Residential real estate [Member]
Number of foreclosed property	1
Foreclosed Assets	$ 5